Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,621,000
Previously Paid Amount	0.00
Total Fee Amount	228.03
Total Offset Amount	0.00
Net Fee	228.03
Narrative - Max Aggregate Offering Price	$ 2,621,000
Final Prospectus	true